Financial Risk Management - Summary of Currency Derivatives Designated as Hedging Instruments (Detail) - Cash flow hedges [member] - Foreign exchange forward contracts [member] kr in Millions	Dec. 31, 2019 SEK (kr)
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount (SEK millions)	693
2020 [member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount (SEK millions)	517
Average forward rate (SEK/USD)	9.13%
Later than one year and not later than three years [member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount (SEK millions)	176
Average forward rate (SEK/USD)	8.92%